United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/16

Date of Reporting Period: Quarter ended 03/31/16

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.2%
		Basic Industry - Chemicals—0.9%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$89,297
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	86,510
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	91,194
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	298,422
50,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	49,408
75,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	70,747
		TOTAL	685,578
		Basic Industry - Metals & Mining—3.5%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	256,762
150,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	152,954
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	105,050
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	197,500
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	197,400
85,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	86,594
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	37,444
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	150,263
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	116,675
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	227,500
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	200,281
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	265,859
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	217,294
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	244,388
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	105,052
100,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	109,519
		TOTAL	2,670,535
		Basic Industry - Paper—0.7%
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	148,659
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	150,321
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	114,880
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	122,474
		TOTAL	536,334
		Capital Goods - Aerospace & Defense—1.9%
230,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	237,240
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	318,150
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	95,000
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	381,843
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	98,260
300,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	303,055
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	51,859
		TOTAL	1,485,407
		Capital Goods - Building Materials—0.4%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	286,650
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	34,687
		TOTAL	321,337

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.2%
$120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	$132,087
		Capital Goods - Diversified Manufacturing—0.5%
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	62,138
275,000		Valmont Industries, Inc., 5.25%, 10/1/2054	237,413
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	75,311
		TOTAL	374,862
		Capital Goods - Packaging—1.0%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	178,926
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	66,831
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	84,047
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	123,145
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	41,860
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	250,087
		TOTAL	744,896
		Communications - Cable & Satellite—2.9%
190,000	[1,2]	CCO Safari II LLC, Series 144A, 6.484%, 10/23/2045	212,055
250,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	241,668
300,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	326,038
300,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	298,597
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	489,372
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	58,593
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	524,057
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	104,276
		TOTAL	2,254,656
		Communications - Media & Entertainment—6.8%
100,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	118,391
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 10/15/2025	209,918
300,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 9/15/2024	316,529
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	221,308
450,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	465,432
200,000		CBS Corp., 3.70%, 8/15/2024	206,475
200,000		CBS Corp., 4.90%, 8/15/2044	195,916
240,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	248,030
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	299,373
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	200,115
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	72,168
100,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.00%, 6/15/2025	104,433
230,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.40%, 2/15/2026	250,600
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	320,781
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	206,538
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	191,222
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	100,280
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	506,662
225,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	225,779
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	95,504
370,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	378,023
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	274,608
		TOTAL	5,208,085

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—1.4%
$100,000		American Tower Corp., Sr. Unsecd. Note, 3.30%, 2/15/2026	$105,999
200,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	219,916
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	416,431
330,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	344,485
		TOTAL	1,086,831
		Communications - Telecom Wirelines—9.4%
1,690,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	1,660,445
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	404,728
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	286,290
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	402,550
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	111,417
425,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	483,552
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	50,795
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	326,842
360,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	362,257
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,734,660
22,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.40%, 9/15/2033	27,141
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	1,320,140
		TOTAL	7,170,817
		Consumer Cyclical - Automotive—3.6%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	57,170
450,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	450,784
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	201,031
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 3/18/2021	206,137
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	503,714
200,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	195,485
455,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	429,161
110,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	125,504
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	254,565
200,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	206,024
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	100,086
		TOTAL	2,729,661
		Consumer Cyclical - Lodging—0.6%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	267,500
220,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.85%, 3/15/2026	230,107
		TOTAL	497,607
		Consumer Cyclical - Retailers—2.9%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	104,459
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	84,871
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	133,537
55,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	55,192
200,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	167,092
50,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	55,145
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	604,981
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	326,460
335,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	366,941
325,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	330,746
		TOTAL	2,229,424

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—0.5%
$400,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	$403,986
		Consumer Non-Cyclical - Food/Beverage—1.7%
200,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	201,741
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	318,986
185,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	197,441
250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	247,956
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	127,718
200,000		Tyson Foods, Inc., 3.95%, 8/15/2024	213,667
		TOTAL	1,307,509
		Consumer Non-Cyclical - Health Care—1.5%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	121,737
50,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	52,363
55,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	58,684
260,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	282,055
35,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 6.375%, 8/1/2019	39,923
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	41,376
125,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	127,703
265,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	268,369
200,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 4.45%, 8/15/2045	196,184
		TOTAL	1,188,394
		Consumer Non-Cyclical - Pharmaceuticals—0.9%
100,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	107,121
100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	105,342
375,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	407,216
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	40,224
		TOTAL	659,903
		Consumer Non-Cyclical - Products—0.4%
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	314,398
		Consumer Non-Cyclical - Supermarkets—0.5%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	396,663
		Consumer Non-Cyclical - Tobacco—1.2%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	173,151
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	366,040
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	356,208
		TOTAL	895,399
		Energy - Independent—2.8%
400,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	356,977
180,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	182,330
590,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	530,877
400,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.15%, 1/15/2026	415,589
250,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	223,753
500,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	407,222
		TOTAL	2,116,748
		Energy - Integrated—2.3%
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	243,674
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	101,210
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	97,967
550,000		Petroleos Mexicanos, 6.50%, 6/2/2041	520,575

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$740,000		Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	$784,400
		TOTAL	1,747,826
		Energy - Midstream—6.0%
100,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	99,500
100,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 5.80%, 6/1/2045	101,667
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	220,513
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	546,900
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	225,163
250,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	253,200
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	216,611
250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	250,117
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	470,913
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	42,956
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	292,765
695,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	660,968
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	246,964
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	190,233
120,000		Williams Partners LP, 5.25%, 3/15/2020	115,136
790,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	640,130
		TOTAL	4,573,736
		Energy - Oil Field Services—0.9%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	30,289
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	85,086
200,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	155,444
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	66,989
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	111,000
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	115,500
150,000		Weatherford International Ltd., Sr. Unsecd. Note, 6.75%, 9/15/2040	107,250
		TOTAL	671,558
		Energy - Refining—2.3%
350,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	320,747
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	149,284
540,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	543,198
350,000		Valero Energy Corp., 9.375%, 3/15/2019	413,047
100,000		Valero Energy Corp., Sr. Unsecd. Note, 3.65%, 3/15/2025	98,611
250,000		Valero Energy Corp., Sr. Unsecd. Note, 4.90%, 3/15/2045	224,096
		TOTAL	1,748,983
		Financial Institution - Banking—12.6%
210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	213,945
200,000		Bank of America Corp., Series L, 2.60%, 1/15/2019	203,554
125,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	125,582
200,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	202,043
550,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	611,108
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	199,570
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	803,024
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	265,964
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	252,388
520,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	527,761
250,000		Citigroup, Inc., 5.50%, 9/13/2025	274,202

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$200,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	$224,183
350,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	360,078
200,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	209,861
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	186,442
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	744,870
180,000		Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	186,805
150,000		Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	155,643
250,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	259,808
270,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	303,205
200,000		Comerica, Inc., 3.80%, 7/22/2026	194,535
250,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	249,210
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	188,013
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	101,173
155,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	157,548
480,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	554,754
400,000		Goldman Sachs Group, Inc., Sub. Note, 5.15%, 5/22/2045	408,005
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	121,133
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	46,512
450,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	488,150
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	180,809
200,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	201,972
215,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	217,231
150,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	152,454
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	56,223
		TOTAL	9,627,758
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	210,710
10,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,469
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,136
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	62,561
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	281,883
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	555,021
300,000		Stifel Financial Corp., 4.25%, 7/18/2024	297,576
200,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	207,147
		TOTAL	1,627,503
		Financial Institution - Finance Companies—0.6%
300,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	349,788
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	77,249
		TOTAL	427,037
		Financial Institution - Insurance - Life—1.6%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	99,000
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	266,259
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	87,854
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	134,639
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	223,721
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	152,250
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	68,666
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	174,231
		TOTAL	1,206,620

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—2.1%
$500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	$558,826
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	57,822
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	134,457
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	144,091
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	65,163
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	338,052
55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	56,793
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	289,230
		TOTAL	1,644,434
		Financial Institution - REIT - Apartment—1.2%
160,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	163,719
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	305,074
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	99,930
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	75,865
250,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	257,501
		TOTAL	902,089
		Financial Institution - REIT - Healthcare—1.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	108,851
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	260,301
400,000		Healthcare Trust of America, 3.70%, 4/15/2023	394,435
		TOTAL	763,587
		Financial Institution - REIT - Office—0.5%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	101,356
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	64,763
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	223,915
		TOTAL	390,034
		Financial Institution - REIT - Other—1.6%
415,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	405,130
200,000		Liberty Property LP, 6.625%, 10/1/2017	213,954
100,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	104,327
150,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	162,756
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	305,780
		TOTAL	1,191,947
		Financial Institution - REIT - Retail—0.8%
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	341,958
80,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	81,705
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	46,095
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	125,593
		TOTAL	595,351
		Technology—3.6%
300,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	307,264
100,000		BMC Software, Inc., 7.25%, 6/1/2018	89,500
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	349,939
110,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	108,350
550,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	572,731
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	67,938
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	99,192
450,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	439,430
350,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	340,746

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	$82,513
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	228,561
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	79,158
		TOTAL	2,765,322
		Transportation - Airlines—0.4%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	97,441
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	227,463
		TOTAL	324,904
		Transportation - Railroads—1.8%
300,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	371,940
200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	211,408
145,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.15%, 4/1/2045	149,202
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	129,031
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	214,599
305,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	296,677
		TOTAL	1,372,857
		Transportation - Services—1.4%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	372,845
400,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.30%, 4/1/2021	399,210
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	70,688
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.55%, 6/1/2019	150,426
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	101,895
		TOTAL	1,095,064
		Utility - Electric—5.4%
130,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	136,690
80,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	82,254
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	96,399
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	257,258
165,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	174,570
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	246,649
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	106,917
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	275,625
100,000	[1,2]	Exelon Corp., Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	103,880
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	156,973
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	103,614
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	252,523
17,454	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	17,793
240,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	248,372
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	244,022
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	303,572
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	249,509
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	212,223
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	222,149
50,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	50,270
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	34,191
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	87,092
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	265,470
200,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	208,263
		TOTAL	4,136,278

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.8%
$80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	$65,357
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	178,129
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	87,891
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	203,392
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	75,589
		TOTAL	610,358
		TOTAL CORPORATE BONDS (IDENTIFIED COST $71,290,430)	72,834,363
		FOREIGN GOVERNMENTS/AGENCIES—3.2%
		Sovereign—3.2%
850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	886,125
200,000		Mexico, Government of, 4.75%, 3/8/2044	199,500
206,000		Mexico, Government of, 6.75%, 9/27/2034	265,225
210,000		Mexico, Government of, Note, 5.625%, 1/15/2017	216,615
300,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	306,000
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	330,750
190,000		Peru, Government of, 6.55%, 3/14/2037	236,550
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,331,119)	2,440,765
		INVESTMENT COMPANY—1.3%
962,420	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[4] (AT NET ASSET VALUE)	962,420
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $74,583,969)[5]	76,237,548
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	235,334
		TOTAL NET ASSETS—100%	$76,472,882
At March 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7U.S. Treasury Notes 5-Year Long Futures	45	$5,452,383	June 2016	$34,337
7U.S. Treasury Notes 10-Year Short Futures	83	$10,822,422	June 2016	$(26,609)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$7,728
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,162,978 and $8,816,168, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $8,974,655, which represented 11.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2016, these liquid restricted securities amounted to $8,974,655, which represented 11.7% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	At March 31, 2016, the cost of investments for federal tax purposes was $74,583,969. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,653,579. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,186,111 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,532,532.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses bid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$72,834,363	$—	$72,834,363
Foreign Governments/Agencies	—	2,440,765	—	2,440,765
Investment Company	962,420	—	—	962,420
TOTAL SECURITIES	$962,420	$75,275,128	$—	$76,237,548
Other Financial Instruments*
Assets	$34,337	$—	$—	$34,337
Liabilities	(26,609)	—	—	(26,609)
TOTAL OTHER FINANCIAL INSTRUMENTS	$7,728	$—	$—	$7,728
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Federated High-Yield Strategy Portfolio
Portfolio of Investments
March 31, 2016 (unaudited)
Shares		Value
	INVESTMENT COMPANY—98.7%
5,826,623	High Yield Bond Portfolio	$34,551,872
	TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $38,308,486)[1]	34,551,872
	OTHER ASSETS AND LIABILITIES - NET—1.3%[2]	238,668
	TOTAL NET ASSETS—100%	$34,790,540
1	At March 31, 2016, the cost of investments for federal tax purposes was $38,308,486. The net unrealized depreciation of investments for federal tax purposes was $3,756,614. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $3,756,614.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have the ultimate responsibily for determining the fair value of investments for which market quotations are not readily availbale. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company shown above is measured at fair value using NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
March 31, 2016 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.7%
8,026,893	Federated Mortgage Core Portfolio (IDENTIFIED COST $79,466,222)	$80,108,396
	REPURCHASE AGREEMENT—0.3%
$256,000	Interest in $550,000,000 joint repurchase agreement 0.31%, dated 3/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $550,004,736 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $566,504,878. (AT COST)	256,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $79,722,222)[1]	80,364,396
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[2]	(30,932)
	TOTAL NET ASSETS—100%	$80,333,464
1	At March 31, 2016, the cost of investments for federal tax purposes was $79,722,222. The net unrealized appreciation of investments for federal tax purposes was $642,174. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $642,174.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2016, all investments of the Fund excluding the Investment Company, utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $80,108,396 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2016